PROPERTY & EQUIPMENT (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation
Property and equipment, net	1,369,724	241,376	$ 150,505
Less: accumulated depreciation
Pyrolysis Unit [Member]
Property, Plant and Equipment [Line Items]
Equipment	185,700	185,700	150,505
Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment	55,676	55,676
Clean Seas Morocco [Member]
Property, Plant and Equipment [Line Items]
Equipment	$ 1,128,348